UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

New York Tax-Free Income Fund

2.28.2006 Semiannual Report

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices — and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” — or up-front commissions. We have argued that this often does not accurately reflect an A-share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 43 open-end retail mutual funds now have 4- or 5-star rankings on their load-waived A shares, as of February 28, 2006.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from fed-
eral, New York State
and New York City
personal income
taxes. In pursuing
this goal, the fund
normally invests at
least 80% of its
assets in securities of
any maturity exempt
from federal and
New York personal
income taxes.

Over the last six months

*	Municipal bonds posted modest gains and outpaced the broad
taxable bond market.

*	The Fund’s performance trailed the returns of its benchmark index and peer group average because of its exposure to higher-quality and shorter-term bonds.

*	Top-performing sectors included economic development, health care and housing bonds.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.9%	Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 8.095%
3.6%	New York State Dormitory Auth, 5-15-19, 5.500%
3.5%	Port Auth of New York & New Jersey, 7-15-18, 5.500%
2.9%	Triborough Bridge & Tunnel Auth, 1-1-21, 6.125%
2.6%	New York City Municipal Water Finance Auth,
6-15-33, 5.500%
2.6%	New York, City of, 12-1-17, 5.250%
2.5%	Virgin Islands Public Finance Auth, 10-1-18, 5.875%
2.4%	Port Auth of New York & New Jersey, 10-1-19, 6.750%
2.2%	New York Local Government Assistance Corp, 4-1-17, 5.500%
2.0%	Puerto Rico Public Building Auth, 7-1-12, 6.250%
As a percentage of net assets on February 28, 2006.

1

BY DIANNE SALES, CFA, AND FRANK A. LUCIBELLA, PORTFOLIO MANAGERS,
SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK New York Tax-Free Income Fund

Municipal bonds edged higher during the six months ended February 28, 2006 and outperformed taxable bonds. The Lehman Brothers Municipal Bond Index returned 0.99%, while the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned –0.11% ..

The bond market’s muted performance reflected the resiliency of the U.S. economy, which grew at a healthy rate despite the dampening impact of higher energy prices and the devastating 2005 hurricane season. To keep the economy on an even keel, the Federal Reserve extended its series of short-term interest rate increases, raising the federal funds rate four times during the six-month period (for a total of 14 rate hikes since June 2004). By the end of the period, the federal funds rate stood at 4.5%, its highest level in nearly five years. Short-term municipal bond yields rose along with the federal funds rate, though to a lesser degree, while longer-term municipal yields held steady as inflation remained benign.

“Municipal bonds edged higher during the six months ended February 28, 2006 and outperformed taxable bonds.”

Demand for yield continued to drive performance in the municipal bond market. Investors seeking the highest yields available flocked to lower-rated issues, which outperformed higher-quality bonds during the six-month period. Consequently, the yields of high-quality and lower-quality bonds converged further, nearing historically narrow levels.

Improving credit quality in New York, both at the state level and in New York City, was driven by the persistent strength of the economy, as well as strong earnings and wages in the financial services industry. Tax revenues exceeded expectations, reflecting both the strong growth and tax increases implemented in 2003. The state’s improved income and balance sheets were rewarded in

2

December 2005, when Moody’s upgraded the state’s credit rating. At the county and local government level, finances were somewhat mixed as economic conditions were uneven across the state. Revenue growth often failed to offset rising funding demands, and many county governments continue to grapple with budget challenges.

Fund performance

For the six months ended February 28, 2006, John Hancock New York Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 0.71%, 0.36% and 0.36%, respectively, at net asset value. This performance trailed the 0.91% average return of Morningstar’s Muni New York Long fund category1 and the 0.99% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Individual security selection remained a key contributing factor to the Fund’s performance. Our emphasis on thorough credit research helped us build a portfolio of bonds with an attractive balance of credit quality, yield and total return potential.

“Reflecting the strong demand for yield, the portfolio’s best performers were lower-rated bonds with relatively high yields, which outperformed ...”

Lower-quality bonds produced best returns

Reflecting the strong demand for yield, the portfolio’s best performers were lower-rated bonds with relatively high yields, which outperformed as the yield spreads between higher- and lower-quality bonds narrowed. Bonds rated BBB and BB were the stars in the period, while A-rated and non-rated bonds battled for third place. Although the tighter yield spreads were favorable for performance, they also presented reinvestment challenges in the current low-yield environment. We had to be very opportunistic in identifying undervalued investment opportunities with the necessary credit characteristics and performance potential.

3

Sector
distribution[2]

Revenue bonds

Other
revenue	16%

Education	15%

Water & sewer	13%

Health	10%

Industrial
development	8%

Sales tax	7%

Transportation	6%

Tobacco	5%

Public facility	4%

Pollution	4%

Electric	2%

Economic
development	2%

Housing	1%

General
obligation	5%

Looking at sector performance, economic development and redevelopment bonds served us well, reflecting overall demand growth and support for continued rebuilding in the downtown New York City area. Other leading sectors included housing and health care bonds, which benefited from the robust economy and improving credit quality. Although our land development bonds also produced positive results, the Fed’s continued series of rate hikes caused us to become more selective in this segment of the market because of concerns about rising mortgage rates and their impact on the housing market.

Higher-grade bonds weighed on performance

The Fund’s performance was somewhat limited by its exposure to higher-quality bonds, including general obligation bonds and securities backed by revenues from essential services, such as water/sewer and education. Higher-rated bonds trailed the overall municipal market as investors’ search for incremental yield spurred demand for lower-quality securities.

An overweight in shorter-term bonds, which resulted from the multi-year effort by both the state and New York City to refinance and restructure their outstanding debt, also hindered portfolio performance. Many of these securities are pre-refunded bonds that are now exhibiting AA and AAA ratings, and they are trading to their call dates in approximately 10 years rather than their much longer maturity dates. As a result, they were unable to keep pace with the total returns generated by long-term bonds.

4

Outlook

The U.S. economy has held up well despite higher short-term interest rates, rising energy prices and catastrophic hurricanes. In fact, rebuilding in hurricane-damaged areas may provide an additional boost to economic growth in the coming months. Current expectations suggest that the Fed is likely to raise short-term interest rates at least one or two more times in the next few months. What occurs after mid-year, however, is less clear — evidence of slowing economic activity could convince the Fed to adopt a “wait-and-see” approach during the second half of the year.

“...we have adopted a more conservative approach to credit analysis because there is little reward for taking on additional credit risk.”

In the municipal bond market, issuance is expected to be down substantially from record levels in 2005. Overall estimates are for a 20%-30% decline in 2006, and New York should be in line with these expectations; issuance in the first two months of 2006 was down 30% from the previous year. Although reduced issuance bodes well for market performance, we expect to see pockets of oversupply that will provide opportunities for us to pick our spots. Given the tight yield spreads between higher- and lower-quality bonds, we have adopted a more conservative approach to credit analysis because there is little reward for taking on additional credit risk.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any spe-cific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2006.

5

A LOOK AT PERFORMANCE For the period ended February 28, 2006

	Class A	Class B	Class C
Inception date	9-13-87	10-3-96	4-1-99

Average annual returns with maximum sales charge (POP)
One year	–1.01%	–2.03%	1.95%

Five years	3.87	3.76	4.10

Ten years	4.81	—	—

Since inception	—	4.81	4.07

Cumulative total returns with maximum sales charge (POP)
Six months	–3.79	–4.57	–0.62

One year	–1.01	–2.03	1.95

Five years	20.90	20.28	22.28

Ten years	59.93	—	—

Since inception	—	55.62	31.76

SEC 30-day yield as of February 28, 2006
	3.79	3.28	3.28

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

	Class B1,2	Class C2

Period beginning	10-3-96	4-1-99

New York Tax-Free Income Fund	$15,562	$13,176

Index	17,278	14,364

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index as of September 30, 1996.

2 No contingent deferred sales charge applicable.

7

YOUR EXPENSES
These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,007.10	$5.32
Class B	1,003.60	8.82
Class C	1,003.60	8.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,019.50	$5.35
Class B	1,016.00	8.87
Class C	1,016.00	8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.07%, 1.77% and 1.77% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on February 28, 2006 (unaudited)

This schedule has two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.10%					$61,492,443

(Cost $56,863,658)
New York 85.18%					53,393,829

Albany Parking Auth,
Rev Ref Ser 2001A	5.625%	07-15-25	BBB+	$750	802,463

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,073,500

Essex County Industrial
Development Agency,
Rev Ref Solid Waste Disp Intl Paper
Ser 2005A	5.200	12-01-23	BBB	800	808,480

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,110,320

Islip Community Development Agency,
Rev Ref NY Institute of Technology	7.500	03-01-26	AAA	1,000	1,020,340

Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	A+	1,000	1,132,650

Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil Ser 3	7.375	07-01-08	A1	550	576,675

Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,041,090

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001A	6.250	11-01-21	A3	275	300,715
Rev Ref Civic Facil North Shore Hlth
Sys Projs Ser 2001B	5.875	11-01-11	A3	285	302,262

New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	A+	180	190,539
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	A+	20	21,133
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	A+	1,500	1,597,875
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	A+	1,000	1,048,650

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de NY Proj
Ser 2002A	5.375%	06-01-23	A	$1,000	$1,046,280
Rev Civic Facil Polytechnic Univ Proj	6.125	11-01-30	BB+	1,000	1,005,050
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB	1,000	1,050,430
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650	10-01-28	BBB–	1,000	1,000,660
Rev Spec Airport Facil Airis JFK I LLC Proj
Ser 2001A	5.500	07-01-28	BBB–	1,000	1,006,120
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,079,570

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	820,549
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AA+	1,500	1,633,575
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,107,040
Rev Unref Bal Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	460	506,580

New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,107,190
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	808,550
Rev Ref Future Tax Secd Sub
Ser 2002C4 (P)	2.940	08-01-31	AAA	250	250,000

New York City Trust For Cultural Resources,
Rev Ref American Museum of Natural
History Ser 2004A	5.000	07-01-36	AAA	1,000	1,054,310

New York Local Government
Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,377,157

New York Mortgage Agency,
Rev Ref Homeowner Mtg Ser 94	5.900	10-01-30	Aa1	495	515,508

New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg Ser 2000B	Zero	08-15-40	AAA	3,000	379,860
Rev Lease State Univ Dorm Facil Ser 2000A	6.000	07-01-30	AA–	1,000	1,109,720
Rev Miriam Osborn Mem Home Ser 2000B	6.875	07-01-25	A	750	842,610
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,066,340
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,055,820
Rev Ref Concord Nursing Home Inc	6.500	07-01-29	Aa1	500	543,230
Rev Ref Ser 2002B	5.250	11-15-23	AA–	1,000	1,073,800
Rev Ref State Univ Edl Facil Ser 1993A	5.500	05-15-19	AA–	2,000	2,260,540
Rev Ref State Univ Edl Facil Ser 1993A	5.250	05-15-15	AAA	1,000	1,102,520
Ref Ref Univ of Rochester Defd Income
Ser 2000A (Zero to 07-01-10 then
6.05%) (O)	Zero	07-01-25	AAA	1,000	854,070

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Dormitory Auth, (continued)
Rev State Univ Edl Facil Ser 2000B	5.375%	05-15-23	AA–	$1,000	$1,082,890
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	140,859

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	12.630	06-15-11	AAA	500	671,510
Rev Unref Bal Poll Control Ser 1991E	6.875	06-15-10	AAA	40	40,126

New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	150	155,206

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,027,120

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care Ctr
Newburgh Ser 2001C (G)	7.000	08-01-31	BB	500	530,495

Port Auth of New York & New Jersey,
Rev Cons Thirty Seventh Ser 2004	5.500	07-15-18	AAA	2,000	2,215,540
Rev Ref Spec Proj KIAC Partners Ser 4 (G)	6.750	10-01-19	BBB–	1,500	1,514,340

Sales Tax Asset Receivables Corp,
Rev Ser 2004A	5.000	10-15-32	AAA	1,000	1,058,110

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp Proj
Ser 2002B	6.000	11-01-22	BBB	1,000	1,079,010

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,839,045

TSASC, Inc.,
Rev Tobacco Settlement Asset Backed
Bond Ser 1	5.500	07-15-24	Aaa	850	925,029

Upper Mohawk Valley Regional Water
Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,146,019

Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	B	1,150	1,154,059

Westchester Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	5.000	06-01-26	BBB	1,000	991,120

Yonkers Industrial Development Agency,
Rev Community Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	BBB–	1,000	1,139,580

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Puerto Rico 9.45%					$5,921,789

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095%	07-01-11	AAA	$2,000	2,439,960

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.580	07-01-18	Aaa	500	578,025

Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,273,359

Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	1,005	1,103,621
Rev Unref Bal Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	495	526,824
Virgin Islands 3.47%					2,176,825

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB	535	594,010
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,582,815

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.05%					$35,000

(Cost $35,000)
Joint Repurchase Agreement 0.05%					35,000

Investment in a joint repurchase agreement transaction
with Bank of America — Dated 02-28-06 due 03-01-06
(secured by U.S. Treasury Inflation Indexed Bonds 1.125%
due 01-15-15 and 2.375% due 01-15-25, U.S. Treasury
Inflation Indexed Note 3.875% due 04-15-29 and U.S.
STRIPS due 11-15-21)			4.520%	$35	35,000

Total investments 98.15%					$61,527,443

Other assets and liabilities, net 1.85%					$1,156,597

Total net assets 100.00%					$62,684,040

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

February 28, 2006
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $56,898,658)	$61,527,443
Cash	466
Receivable for shares sold	491,596
Interest receivable	809,649
Other assets	5,162
Total assets	62,834,316

Liabilities
Payable for shares repurchased	54,020
Dividends payable	6,558
Payable to affiliates
Management fees	23,831
Distribution and service fees	4,407
Other	12,018
Other payables and accrued expenses	49,442
Total liabilities	150,276

Net assets
Capital paid-in	58,744,402
Accumulated net realized loss on investments	(711,816)
Net unrealized appreciation of investments	4,628,785
Accumulated net investment income	22,669
Net assets	$62,684,040

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($43,256,126 ÷ 3,478,288 shares)	$12.44
Class B ($15,672,692 ÷ 1,260,255 shares)	$12.44
Class C ($3,755,222 ÷ 301,966 shares)	$12.44

Maximum offering price per share
Class A1 ($12.44 ÷ 95.5%)	$13.03

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended
February 28, 2006
(unaudited)[1]
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest	$1,647,896
Total investment income	1,647,896

Expenses
Investment management fees	156,868
Class A distribution and service fees	63,293
Class B distribution and service fees	81,648
Class C distribution and service fees	21,113
Transfer agent fees	28,267
Custodian fees	19,643
Professional fees	12,911
Printing	9,038
Accounting and legal services fees	7,844
Registration and filing fees	2,603
Trustees’ fees	2,298
Miscellaneous	1,868
Compliance fees	1,364
Interest	260
Total expenses	409,018
Net investment income	1,238,878

Realized and unrealized gain (loss)
Net realized gain on investments	55,322
Change in net unrealized appreciation
(depreciation) of investments	(973,593)
Net realized and unrealized loss	(918,271)
Increase in net assets from operations	$320,607

1 Semiannual period from 9-1-05 through 2-28-06.

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	8-31-05	2-28-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$2,603,354	$1,238,878
Net realized gain	294,300	55,322
Change in net unrealized
appreciation (depreciation)	482,944	(973,593)
Increase in net assets resulting
from operations	3,380,598	320,607
Distributions to shareholders
From net investment income
Class A	(1,795,694)	(879,089)
Class B	(641,513)	(283,044)
Class C	(161,892)	(73,148)
	(2,599,099)	(1,235,281)
From Fund share transactions	(3,433,083)	(1,824,993)

Net assets
Beginning of period	68,075,291	65,423,707
End of period[2]	$65,423,707	$62,684,040

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

2 Includes accumulated net investment income of $19,072 and $22,669, respectively.

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.82	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[3]	0.58	0.58	0.56	0.54	0.52	0.26
Net realized and unrealized
gain (loss) on investments	0.75	(0.09)	(0.38)	0.36	0.15	(0.17)
Total from investment operations	1.33	0.49	0.18	0.90	0.67	0.09
Less distributions
From net investment income	(0.58)	(0.58)	(0.56)	(0.54)	(0.52)	(0.26)
Net asset value, end of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.44
Total return[4] (%)	11.54[5]	4.04[5]	1.43[5]	7.54[5]	5.50	0.71[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$48	$49	$46	$44	$44	$43
Ratio of expenses
to average net assets (%)	0.97	1.05	1.00	1.01	1.06	1.07[7]
Ratio of adjusted expenses
to average net assets[8] (%)	1.12	1.06	1.02	1.02	—	—
Ratio of net investment income
to average net assets (%)	4.77	4.71	4.55	4.35	4.18	4.18[7]
Portfolio turnover (%)	54	36	17	43	25	12

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.82	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[3]	0.49	0.49	0.47	0.45	0.43	0.21
Net realized and unrealized
gain (loss) on investments	0.75	(0.09)	(0.38)	0.36	0.15	(0.17)
Total from investment operations	1.24	0.40	0.09	0.81	0.58	0.04
Less distributions
From net investment income	(0.49)	(0.49)	(0.47)	(0.45)	(0.43)	(0.21)
Net asset value, end of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.44
Total return[4] (%)	10.76[5]	3.31[5]	0.72[5]	6.80[5]	4.77	0.36[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$17	$23	$22	$20	$17	$16
Ratio of expenses
to average net assets (%)	1.67	1.75	1.70	1.71	1.76	1.77[7]
Ratio of adjusted expenses
to average net assets[8] (%)	1.82	1.76	1.72	1.72	—	—
Ratio of net investment income
to average net assets (%)	4.07	4.01	3.85	3.65	3.48	3.48[7]
Portfolio turnover (%)	54	36	17	43	25	12

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.82	$12.57	$12.48	$12.10	$12.46	$12.61
Net investment income[3]	0.50	0.49	0.47	0.45	0.43	0.21
Net realized and unrealized
gain (loss) on investments	0.75	(0.09)	(0.38)	0.36	0.15	(0.17)
Total from investment operations	1.25	0.40	0.09	0.81	0.58	0.04
Less distributions
From net investment income	(0.50)	(0.49)	(0.47)	(0.45)	(0.43)	(0.21)
Net asset value, end of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.44
Total return[4] (%)	10.77[5]	3.31[5]	0.72[5]	6.80[5]	4.77	0.36[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$3	$5	$5	$5	$4
Ratio of expenses
to average net assets (%)	1.67	1.75	1.70	1.71	1.76	1.77[7]
Ratio of adjusted expenses
to average net assets[8] (%)	1.82	1.76	1.72	1.72	—	—
Ratio of net investment income
to average net assets (%)	4.07	4.01	3.81	3.65	3.48	3.47[7]
Portfolio turnover (%)	54	36	17	43	25	12

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

19

NOTES TO STATEMENTS Unaudited
Note A
Accounting policies

John Hancock New York Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $717,524 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $119,641, August 31, 2010 —$181,898, August 31, 2011 — $414,533 and August 31, 2012 — $1,452.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,692 and exempt income $2,596,407. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ

21

from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $12,075 with regard to sales of Class A shares. Of this amount, $1,436 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,005 was paid as sales commissions to unrelated broker-dealers and $2,634 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed.

22

Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $8,576 for Class B shares and $23 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $7,844. The Fund also paid the Adviser the amount of $211 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05		Period ended 2-28-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	275,656	$3,450,163	155,543	$1,927,104
Distributions reinvested	99,529	1,245,508	48,858	604,980
Repurchased	(411,025)	(5,140,957)	(189,689)	(2,346,754)
Net increase (decrease)	(35,840)	($445,286)	14,712	$185,330

Class B shares
Sold	76,183	$951,422	21,546	$266,881
Distributions reinvested	29,637	370,864	14,183	175,621
Repurchased	(322,709)	(4,037,119)	(142,064)	(1,757,360)
Net decrease	(216,889)	($2,714,833)	(106,335)	($1,314,858)

Class C shares
Sold	29,713	$371,933	930	$11,497
Distributions reinvested	8,575	107,317	3,998	49,508
Repurchased	(60,071)	(752,214)	(61,118)	(756,470)
Net decrease	(21,783)	($272,964)	(56,190)	($695,465)

Net decrease	(274,512)	($3,433,083)	(147,813)	($1,824,993)

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $7,661,980 and $9,940,585, respectively.

The cost of investments owned on February 28, 2006 including short-term investments, for federal income tax purposes, was $56,867,214. Gross unrealized appreciation and depreciation of investments aggregated $4,660,229 and none, respectively, resulting in net unrealized appreciation of $4,660,229. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

24

Board Consideration
of Sovereign Asset
Management LLC
as Subadviser to
John Hancock
New York Tax-
Free Income Fund

At a meeting held on December 6, 2005, the Board reviewed a Subadvisory Agreement among the Fund, the Adviser and Sovereign Asset Management LLC, an affiliate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund, and the Subadviser acts as subadviser under the supervision of the Adviser. In evaluating the Subadviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Subadvisory Agreement or the personnel responsible for the day-today management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Subadviser under the Subadvisory Agreement relative to subadvisory fees paid by the Adviser and its affiliates to third party subadvisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Subadvisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Subadvisory Agreement, which became effective on December 31, 2005.

25

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

26

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you by e-mail when these documents are available
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*	No more waiting for the mail to arrive; you’ll receive an
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27

A wealth of information —
OUR WEB SITE	www.jhfunds.com
View the latest information for your account.

Transfer money from one account to another.

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Use our online calculators to help you with your
financial goals.

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28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
	Boston, MA 02210-2805	Boston, MA 02217-1000
*Members of the Audit Committee
†Non-Independent Trustee	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of
the shareholders of John Hancock
New York Tax-Free Income Fund.

760SA 2/06
           4/06

JOHN HANCOCK

Massachusetts Tax-Free Income Fund

2.28.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000–8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices — and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” — or up-front commissions. We have argued that this often does not accurately reflect an A-share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 43 open-end retail mutual funds now have 4- or 5-star rankings on their load-waived A shares, as of February 28, 2006.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and Massachusetts
personal income
taxes. In pursuing
this goal, the fund
normally invests at
least 80% of its
assets in securities
of any maturity
exempt from
federal and
Massachusetts
personal
income taxes.

Over the last six months

*	Municipal bonds posted modest gains and outpaced the broad
taxable bond market.

*	The Fund’s performance surpassed the return of its peer group average.

*	Top-performing sectors included health care, resource recovery and electric utility bonds.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
4.3%	Massachusetts Turnpike Auth, 1-1-23, 5.125%
3.4%	Holyoke Gas and Electric Department, 12-1-31, 5.000%
3.2%	Route 3 North Transit Improvement Assoc, 6-15-29, 5.375%
3.1%	Massachusetts Development Finance Agency,
12-15-24, 5.000%
2.7%	Massachusetts Industrial Finance Agency, 12-1-20, 6.750%
2.7%	Massachusetts Water Pollution Abatement Trust,
8-1-18, 5.250%
2.4%	Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 8.095%
2.3%	Massachusetts Health & Educational Facilities Auth,
12-15-31, 9.200%
2.3%	Massachusetts, Commonwealth of, 12-1-24, 5.500%
2.3%	Massachusetts Housing Finance Agency, 12-1-16, 4.700%
As a percentage of net assets on February 28, 2006.

BY DIANNE SALES, CFA, AND FRANK A. LUCIBELLA, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Massachusetts Tax-Free Income Fund

Municipal bonds edged higher during the six months ended February 28, 2006, and outperformed taxable bonds. The Lehman Brothers Municipal Bond Index returned 0.99%, while the Lehman Brothers U.S. Aggregate Index — a broad measure of the taxable bond market — returned –0.11% ..

The bond market’s muted performance reflected the resiliency of the U.S. economy, which grew at a healthy rate despite the dampening impact of higher energy prices and the devastating 2005 hurricane season. To keep the economy on an even keel, the Federal Reserve extended its series of short-term interest rate increases, raising the federal funds rate four times during the six-month period (for a total of 14 rate hikes since June 2004). By the end of the period, the federal funds rate stood at 4.5%, its highest level in nearly five years. Short-term municipal bond yields rose along with the federal funds rate, though to a lesser degree, while longer-term municipal yields held steady as inflation remained benign.

“Municipal bonds edged higher during the six months ended February 28, 2006, and outperformed taxable bonds.”

Demand for yield continued to drive performance in the municipal bond market. Investors seeking the highest yields available flocked to lower-rated issues, which outperformed higher-quality bonds during the six-month period. Consequently, the yields of high-quality and lower-quality bonds converged further, nearing historically narrow levels.

Massachusetts municipalities continued to benefit from the persistent strength of the economy. The state’s economy was hit harder than most in the recent economic downturn, and recovery has been more moderate. On the positive side, continued growth allowed tax revenues to remain healthy, enabling the state and many local governments to top off their “rainy day” reserve funds, which are intended to cover expenditures during emergencies and periods of lean revenues.

Fund performance

For the six months ended February 28, 2006, John Hancock Massachusetts Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 0.83%, 0.48% and 0.48%, respectively, at net asset value. This performance compared with the 0.65% average return of Morningstar’s Muni Massachusetts fund category1 but trailed the 0.99% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Individual security selection remained a key contributing factor to the Fund’s performance. Our emphasis on thorough credit research helped us build a portfolio of bonds with an attractive balance of credit quality, yield and total return potential.

“Reflecting the strong demand for yield, the portfolio’s best performers were lower-rated revenue bonds with relatively high yields...”

Lower-quality bonds produced best returns

Reflecting the strong demand for yield, the portfolio’s best performers were lower-rated revenue bonds with relatively high yields, which outperformed as the yield spreads between higher- and lower-quality bonds narrowed. Bonds rated BBB were the stars during the period, followed closely by non-rated revenue bonds, while A-rated bonds came in third place. Although the tighter yield spreads were favorable for performance, they also presented challenges in the current investment environment; we had to be very opportunistic in identifying undervalued investment opportunities with the necessary credit characteristics and performance potential.

Looking at sector performance, health care bonds, which make up a substantial portion of the lower-quality bonds in the Massachusetts municipal market, posted the best results. Other leading sectors included resource recovery, electric revenue and

Sector
distribution[2]

Revenue bonds

Transportation	19%

Other	19%

Education	13%

Health	12%

Electric	4%

Industrial
development	4%

Pollution	4%

Water & sewer	3%

Sales tax	2%

Resource
recovery	1%

Economic
development	1%

Correctional
facility	1%

Public facility	1%

Housing	1%

General
obligation	14%

industrial development bonds, all of which benefited from the robust economy.

GOs, essential services lagged

Higher-quality bonds — such as general obligation bonds and securities backed by revenues from essential services like water and sewer — trailed the broader municipal bond market, though returns were generally positive. The only exceptions to this were bonds that were refunded as part of the state’s continued balance-sheet restructuring. These included bonds issued by the Massachusetts Bay Transit Authority that were formerly backed by state GO bonds. In general, though, GO bonds posted muted returns following several years of solid gains.

Outlook

The U.S. economy has held up well despite higher short-term interest rates, rising energy prices and catastrophic hurricanes. In fact, rebuilding in hurricane-damaged areas may provide an additional boost to economic growth in the coming months. Current expectations suggest that the Fed is likely to raise short-term interest rates at least one or two more times in the next few months. What occurs after mid-year, however, is less clear — evidence of slowing economic activity could convince the Fed to adopt a “wait-and-see” approach during the second half of the year.

In the municipal bond market, issuance is expected to be down substantially from record levels in 2005. Overall estimates are for a 20%-30% decline in 2006, and Massachusetts should be in line

“In the municipal bond market, issuance is expected to be down substantially from record levels in 2005.”

with these expectations; issuance in the first two months of 2006 was down 40% from the previous year. Although reduced issuance bodes well for market performance, we expect to see pockets of oversupply that will provide opportunities for us to pick our spots. Given the tight yield spreads between higher- and lower-quality bonds, we have adopted a more conservative approach to credit analysis because there is little reward for taking on additional credit risk.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2006.

A LOOK AT PERFORMANCE For the period ended February 28, 2006

	Class A	Class B	Class C
Inception date	9-3-87	10-3-96	4-1-99

Average annual returns with maximum sales charge (POP)
One year	–1.06%	–2.11%	1.87%

Five years	4.54	4.44	4.77

Ten years	5.15	—	—

Since inception	—	5.15	4.33

Cumulative total returns with maximum sales charge (POP)
Six months	–3.73	–4.46	–0.51

One year	–1.06	–2.11	1.87

Five years	24.86	24.24	26.24

Ten years	65.24	—	—

Since inception	—	60.37	34.06

SEC 30-day yield as of February 28, 2006
	3.81	3.30	3.30

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

	Class B1,2	Class C2
Period beginning	10-3-96	4-1-99

Massachusetts Tax-Free Income Fund	$16,037	$13,406

Index	17,278	14,364

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index as of September 30, 1996.

2 No contingent deferred sales charge applicable.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,008.30	$5.02
Class B	1,004.80	8.52
Class C	1,004.80	8.52

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 31, 2005, with the same investment held until February 28, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 8-31-05	on 2-28-06	ended 2-28-06[1]

Class A	$1,019.80	$5.05
Class B	1,016.30	8.57
Class C	1,016.30	8.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.01%, 1.71% and 1.71% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L   S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on February 28, 2006 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.62%					$102,537,448

(Cost $95,882,956)
Massachusetts 89.08%					92,622,801

Boston City Industrial Development
Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375%	05-15-15	BBB	$225	229,630

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	548,585

Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,067,380

Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,560,688

Massachusetts Bay Transportation Auth,
Rev Preref Spec Assessment Ser 2000A	5.250	07-01-30	AAA	780	834,499
Rev Ref Sales Tax Ser 2005B	5.500	07-01-27	AAA	1,000	1,183,550
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,187,170
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,193,520
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,025,720
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,087,290
Rev Unref Bal Spec Assessment Ser 2000A	5.250	07-01-30	AAA	220	232,511

Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	565,780

Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,033,960
Rev Boston Univ Ser 2002R-2 (P)	2.910	10-01-42	AAA	225	225,000
Rev Boston Univ Ser 2002R-4 (P)	2.910	10-01-42	AAA	500	500,000
Rev Boston Univ Ser 2005T-1	5.000	10-01-35	AAA	500	526,050
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	976,270
Rev Dominion Energy Brayton Point (P)	5.000	02-01-36	BBB	1,000	1,010,490
Rev Plantation Apts Hsg Prog Ser 2004A	5.000	12-15-24	AAA	2,320	2,328,027
Rev Ref Combined Jewish Philanthropies
Ser 2002A	5.250	02-01-22	Aa3	1,875	2,025,731
Rev Ref Resource Recovery Southeastern
MA Sys Ser 2001A	5.625	01-01-16	AAA	500	550,005

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Rev Resource Recovery Ogden Haverhill
Proj Ser 1998B	5.500%	12-01-19	BBB	$1,500	$1,528,050
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,119,680
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,189,150
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,060,530

Massachusetts Health & Educational
Facilities Auth,
Rev Civic Investments Inc Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,403,580
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,109,290
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,500	1,647,165
Rev Ref Boston College Iss Ser 1998L	5.000	06-01-26	AA–	1,000	1,024,670
Rev Ref Boston College Iss Ser 1998L	4.750	06-01-31	AA–	1,000	1,007,430
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,021,920
Rev Ref Harvard Pilgrim Health Ser 1998A	5.000	07-01-18	AAA	1,000	1,024,990
Rev Ref Lahey Clinic Med Ctr Ser 2005C	5.000	08-15-23	AAA	1,000	1,059,520
Rev Ref New England Med Ctr Hosp
Ser 2002H	5.000	05-15-25	AAA	1,000	1,058,600
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA–	1,000	1,088,430
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,063,260
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,568,310
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,118,820
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,599,630
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,076,500

Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,013,873
Rev Ser 2003B	4.700	12-01-16	AA–	2,310	2,342,710

Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton Group
Properties (G)	8.000	09-01-27	AAA	1,975	2,131,934
Rev Assisted Living Facil TNG Marina
Bay LLC Proj (G)	7.500	12-01-27	AAA	1,000	1,071,000
Rev Dana Hall School Iss	5.800	07-01-17	AA	1,090	1,142,298
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	511,015
Rev Wtr Treatment American Hingham Proj	6.900	12-01-29	A	1,210	1,240,976
Rev Wtr Treatment American Hingham Proj	6.750	12-01-20	A	2,780	2,847,804

Massachusetts Municipal Wholesale
Electric Co, Rev Pwr Supply Sys (P)	7.070	07-01-18	AAA	1,000	1,023,300

Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,362,100
Rev Spec Facil US Air Proj Ser 1996A	5.750	09-01-16	AAA	1,000	1,030,630

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125%	01-01-23	AAA	$4,300	$4,437,127
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	305,784
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	547,480

Massachusetts Water Pollution
Abatement Trust,
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	690,344
Rev Ref Pool Prog Ser 9	5.250	08-01-18	AAA	2,500	2,766,050
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,852,550

Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,142,090
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,086,260
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,129,330
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,131,270
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AA	1,000	1,064,600
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,358,040
Rev Spec Oblig Dedicated Tax	5.250	01-01-26	AAA	1,000	1,094,640

Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,076,060

Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,069,010

Plymouth, County of,
Rev Ref Cert of Part Correctional Facil Proj	5.000	04-01-22	AAA	1,000	1,050,790

Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-18	Aaa	1,750	891,800
Rev Cap Apprec Rte 128 Pkg Ser 1999B	Zero	07-01-19	Aaa	2,415	1,152,172

Route 3 North Transit Improvement
Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,330,113

University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,068,270
Puerto Rico 9.54%					9,914,647

Puerto Rico Aqueduct & Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)	8.095	07-01-11	AAA	2,000	2,439,960

Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	BBB+	955	1,114,179
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,314,460
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	BBB+	45	51,603

Puerto Rico Public Buildings Auth,
Rev Gov’t Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,036,310

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.580	07-01-18	Aaa	1,500	1,734,075
Rev Inverse Floater (P)	8.472	07-01-11	AAA	1,000	1,224,060

See notes to
financial statements.

F I N A N C I A L   S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.05%			$51,000

(Cost $51,000)
Joint Repurchase Agreement 0.05%			51,000

Investment in a joint repurchase agreement
transaction with Bank of America —
Dated 2-28-06 due 3-1-06 (secured by
U.S. Treasury Inflation Indexed Bonds
1.125% due 1-15-15 and 2.375%
due 1-15-25, U.S. Treasury Inflation
Indexed Note 3.875% due 4-15-29
and U.S. STRIPS due 11-15-21)	4.520%	$51	51,000

Total investments 98.67%			$102,588,448

Other assets and liabilities, net 1.33%			$1,382,320

Total net assets 100.00%			$103,970,768

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on February 28, 2006.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L   S TAT E M E N T S

ASSETS AND
LIABILITIES

February 28, 2006
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $95,933,956)	$102,588,448
Cash	171
Receivable for shares sold	242,499
Interest receivable	1,265,864
Other assets	6,324
Total assets	104,103,306

Liabilities
Payable for shares repurchased	14,075
Dividends payable	11,373
Payable to affiliates
Management fees	39,619
Distribution and service fees	7,015
Other	12,974
Other payables and accrued expenses	47,482
Total liabilities	132,538

Net assets
Capital paid-in	97,297,385
Accumulated net realized loss on investments	(20,124)
Net unrealized appreciation of investments	6,654,492
Accumulated net investment income	39,015
Net assets	$103,970,768

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($75,048,385 ÷ 5,905,122 shares)	$12.71
Class B ($19,031,846 ÷ 1,497,538 shares)	$12.71
Class C ($9,890,537 ÷ 778,251 shares)	$12.71

Maximum offering price per share
Class A1 ($12.71 ÷ 95.5%)	$13.31

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended
February 28, 2006
(unaudited)[1]
This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also
shows net gains
(losses) for the
period stated.

Investment income
Interest	$2,653,892
Total investment income	2,653,892

Expenses
Investment management fees	254,951
Class A distribution and service fees	110,581
Class B distribution and service fees	96,772
Class C distribution and service fees	44,528
Transfer agent fees	35,819
Custodian fees	22,237
Accounting and legal services fees	12,748
Professional fees	11,106
Printing	10,808
Registration and filing fees	7,733
Trustees’ fees	3,220
Compliance fees	2,023
Miscellaneous	1,823
Interest	133
Total expenses	614,482
Net investment income	2,039,410

Realized and unrealized gain (loss)

Net realized gain on investments	38,153
Change in net unrealized appreciation
(depreciation) of investments	(1,366,764)
Net realized and unrealized loss	(1,328,611)
Increase in net assets from operations	$710,799

1 Semiannual period from 9-1-05 through 2-28-06.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	8-31-05	2-28-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$4,086,596	$2,039,410
Net realized gain	25,556	38,153
Change in net unrealized
appreciation (depreciation)	926,725	(1,366,764)
Increase in net assets resulting
from operations	5,038,877	710,799
Distributions to shareholders
From net investment income
Class A	(3,022,337)	(1,523,102)
Class B	(729,933)	(332,143)
Class C	(278,232)	(152,492)
From net realized gain
Class A	—	(22,507)
Class B	—	(5,846)
Class C	—	(2,724)
	(4,030,502)	(2,038,814)
From Fund share transactions	2,336,559	762,785

Net assets
Beginning of period	101,191,064	104,535,998
End of period[2]	$104,535,998	$103,970,768

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

2 Includes accumulated net investment income of $7,342 and $39,015, respectively.

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.80	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[3]	0.59	0.58	0.57	0.56	0.54	0.26
Net realized and unrealized
gain (loss) on investments	0.61	0.08	(0.13)	0.36	0.11	(0.16)
Total from
investment operations	1.20	0.66	0.44	0.92	0.65	0.10
Less distributions
From net investment income	(0.59)	(0.57)	(0.56)	(0.55)	(0.53)	(0.26)
From net realized gain	—	—	—	—	—	—[4]
	(0.59)	(0.57)	(0.56)	(0.55)	(0.53)	(0.26)
Net asset value, end of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.71
Total return[5] (%)	10.44[6]	5.54	3.57	7.55	5.21	0.83[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$63	$65	$66	$71	$76	$75
Ratio of expenses
to average net assets (%)	0.97	1.03	1.02	1.01	1.04	1.01[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.05	—	—	—	—	—
Ratio of net investment income
to average net assets (%)	4.90	4.72	4.54	4.40	4.20	4.19[8]
Portfolio turnover (%)	17	15	13	44	26	12

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS B SHARES

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.80	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[3]	0.51	0.50	0.49	0.47	0.45	0.22
Net realized and unrealized
gain (loss) on investments	0.61	0.08	(0.13)	0.36	0.11	(0.16)
Total from
investment operations	1.12	0.58	0.36	0.83	0.56	0.06
Less distributions
From net investment income	(0.51)	(0.49)	(0.48)	(0.46)	(0.44)	(0.22)
From net realized gain	—	—	—	—	—	—[4]
	(0.51)	(0.49)	(0.48)	(0.46)	(0.44)	(0.22)
Net asset value, end of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.71
Total return[5] (%)	9.67[6]	4.80	2.85	6.80	4.48	0.48[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$19	$23	$23	$23	$20	$19
Ratio of expenses
to average net assets (%)	1.67	1.73	1.72	1.71	1.74	1.71[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.75	—	—	—	—	—
Ratio of net investment income
to average net assets (%)	4.20	4.02	3.83	3.70	3.50	3.49[8]
Portfolio turnover (%)	17	15	13	44	26	12

See notes to financial statements.

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	8-31-01	8-31-02[1]	8-31-03	8-31-04	8-31-05	2-28-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.80	$12.41	$12.50	$12.38	$12.75	$12.87
Net investment income[3]	0.51	0.50	0.48	0.47	0.45	0.22
Net realized and unrealized
gain (loss) on investments	0.61	0.08	(0.12)	0.36	0.11	(0.16)
Total from
investment operations	1.12	0.58	0.36	0.83	0.56	0.06
Less distributions
From net investment income	(0.51)	(0.49)	(0.48)	(0.46)	(0.44)	(0.22)
From net realized gain	—	—	—	—	—	—[4]
	(0.51)	(0.49)	(0.48)	(0.46)	(0.44)	(0.22)
Net asset value, end of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.71
Total return[5] (%)	9.67[6]	4.80	2.85	6.80	4.48	0.48[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$4	$7	$8	$8	$10
Ratio of expenses
to average net assets (%)	1.67	1.73	1.72	1.71	1.74	1.71[8]
Ratio of adjusted expenses
to average net assets[9] (%)	1.75	—	—	—	—	—
Ratio of net investment income
to average net assets (%)	4.20	4.02	3.81	3.69	3.49	3.48[8]
Portfolio turnover (%)	17	15	13	44	26	12

1 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the period shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the period shown.

See notes to financial statements.

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund, an open-end management investment company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $14,051 and exempt income $4,016,451. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2006, JH Funds received net up-front sales charges of $75,376 with regard to sales of Class A shares. Of this amount, $9,413 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $62,139 was paid as sales commissions to unrelated broker-dealers and $3,824 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2006, CDSCs received by JH Funds amounted to $10,328 for Class B shares and $146 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended February 28, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $12,748. The Fund also paid the Adviser the amount of $333 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-05		Period ended 2-28-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,007,973	$12,886,558	368,877	$4,681,097
Distributions reinvested	162,256	2,075,588	81,873	1,037,508
Repurchased	(823,719)	(10,538,080)	(442,808)	(5,612,061)
Net increase	346,510	$4,424,066	7,942	$106,544

Class B shares
Sold	110,647	$1,414,629	57,602	$730,054
Distributions reinvested	33,671	430,661	14,509	183,862
Repurchased	(345,491)	(4,417,029)	(146,021)	(1,851,798)
Net decrease	(201,173)	($2,571,739)	(73,910)	($937,882)

Class C shares
Sold	132,445	$1,693,309	135,932	$1,721,646
Distributions reinvested	14,229	182,007	7,929	100,480
Repurchased	(108,776)	(1,391,084)	(18,013)	(228,003)
Net increase	37,898	$484,232	125,848	$1,594,123

Net increase	183,235	$2,336,559	59,880	$762,785

1 Semiannual period from 9-1-05 through 2-28-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2006, aggregated $12,404,940 and $12,523,226, respectively.

The cost of investments owned on February 28, 2006 including short-term investments, for federal income tax purposes, was $95,755,762. Gross unrealized appreciation and depreciation of investments aggregated $6,836,679 and $3,993, respectively, resulting in net unrealized appreciation of $6,832,686. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and accretion of discounts on debt securities.

Board Consideration
of Sovereign Asset
Management LLC
as Subadviser to
John Hancock
Massachusetts Tax-
Free Income Fund

At a meeting held on December 6, 2005, the Board reviewed a Subadvisory Agreement among the Fund, the Adviser and Sovereign Asset Management LLC, an affiliate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund, and the Subadviser acts as subadviser under the supervision of the Adviser. In evaluating the Subadviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, its familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Subadvisory Agreement or the personnel responsible for the day-today management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Subadviser under the Subadvisory Agreement relative to subadvisory fees paid by the Adviser and its affiliates to third party subadvisers and fees paid by a peer group of unaffiliated investment companies. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Subadvisory Agreement was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Subadvisory Agreement, which became effective on December 31, 2005.

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Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
	Boston, MA 02210-2805	Boston, MA 02217-1000
*Members of the Audit Committee
†Non-Independent Trustee	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
Officers	Management LLC	Hale and Dorr LLP
	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770SA 2/06
            4/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: April 24,2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: April 24,2006